Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivatives [Abstract]
Schedule of derivative warrant instruments activity

	Units	Fair Value

Balance, December 31, 2012	5,146,338	$3,574,958

Reclassification to paid in capital	(3,122,821)	(590,217)

Change in fair value	-	(26,764)

Balance, June 30, 2013	2,023,517	$2,957,977

	Units	Fair Value

Balance, December 31, 2010	-	$-
Warrants issued with Convertible Notes (See Note 5)	287,061	377,150
Placement agent warrants related to issuance of Convertible Notes (See Note 5)	143,532	188,579
Warrants issued with Stock Offering (See Note 9)	1,972,785	2,591,900
Placement agent warrants related to issuance of stock (See Note 9)	986,393	1,295,950
Change in fair value	-	(13,966)

Balance, December 31, 2011	3,389,771	4,439,613

Warrants issued with Stock Offering (See Note 9)	242,190	318,087
Placement agent warrants related to Stock Offering (See Note 9)	121,095	159,044
Warrants issued with 2012 Common Stock Offering-A (See Note 9)	3,118,988	1,409,554
Warrants issued with 2012 Common Stock Offering-B (See Note 9)	1,559,505	1,665,697
Placement agent warrants related to 2012 Common Stock Offering (See Note 9)	467,845	499,707
Transfer from liability classification to equity classification	(3,753,056)	(4,231,324)
Change in fair value	-	(685,420)

Balance, December 31, 2012	5,146,338	$3,574,958

Summary of fair values of derivative warrants on basis of valuation model

	December 31,	June 30,
	2012	2013

Market value of common stock on measurement date (1)	$1.17	$1.65
Adjusted exercise price	$0.48 - $0.81	$1.50 - $2.475
Risk free interest rate (2)	$0.10 - $0.77	1.05%
Warrant lives in years	4 months/5 years	4.5 years
Expected volatility (3)	125% - 161%	154%
Expected dividend yield (4)	-	-

(1)	The market value of common stock is based on an enterprise valuation.

(2)	The risk-free interest rate was determined by management using the Treasury Bill as of the respective measurement date.

(3)
Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

	December 31,	January 31,	December 19,	December 27,	December 31,
	2011	2012	2012	2012	2012

Market value of common stock on measurement date (1)	$0.37	$0.37	$0.39	$0.39	$0.39
Adjusted exercise price	$0.24 - $0.26	$0.23 - $0.26	$0.41 - $0.83	$0.22 - $0.26	$0.41 - $0.83
Risk free interest rate (2)	1.35%	1.24%	0.10% - 0.77%	0.94%	0.10% - 0.77%
Warrant lives in years	7 years	7 years	4 months/5years	6 years	4 months/5years
Expected volatility (3)	156%	157%	125% - 161%	161%	125% - 161%
Expected dividend yield (4)	-	-	-	-	-
Probability of stock offering in any period over 5 years (5)	25%	25%	25%	25%	25%
Range of percentage of existing shares offered (6)	35%	35%	35%	35%	35%
Offering price range (7)	$0.18 - $0.55	$0.13 - $0.56	$0.01 - $0.55	$0.12 - $0.60	$0.01 - $0.55

(1)	The market value of common stock is based on an enterprise valuation.

(2)	The risk-free interest rate was determined by management using the average of 5 and 7 year and the 3-month Treasury Bill as of the respective measurement date.

(3)
Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management has determined that the probability of a stock offering is 25% for each quarter of the next five years.

(6)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 35% of the shares outstanding.

(7)	Represents the estimated offering price range in future offerings as determined by management.